Prepayments, receivables and other assets (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 USD ($)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2018 CNY (¥)
Current:
VAT receivables, net of allowance		¥ 8,810	¥ 8,915
Amounts due from related companies		4,131	8,080
Accounts receivable, net of allowance		4,388	7,284
Inventories		957	4,535
Prepaid cost of revenue, sales and marketing expenses and others		2,431	4,283
Deferred direct selling costs		1,283	1,643
Advances to customers and merchants		788	1,477
Licensed copyrights		327	964
Interest receivables		447	672
Loan receivables, net		812	419
Employee loans and advances		176	183
Receivable for proceeds from disposal of investments		2,786
Others		1,072	4,773
Total Current	$ 6,891	28,408	43,228
Non-current:
Prepayment for acquisition of property and equipment		4,018	5,933
Prepayment for licensed copyrights and others		1,639	5,614
Deferred tax assets		1,038	2,182
Fair value of interest rate swap contracts		436	542
Employee loans		451	344
Deferred direct selling costs		114	188
Prepaid upfront fees related to long-term borrowings / unsecured senior notes		53	170
Others		954	1,924
Total Non-current	$ 2,694	¥ 8,703	¥ 16,897
Interest free employee loan maturity term	5 years	5 years